Interest in Joint Ventures - Summary of Financial Information of Material Joint Venture (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2015 CNY (¥)
Disclosure of joint ventures [line items]
Assets	¥ 540,320		¥ 571,983		$ 78,586
Liabilities	(226,034)		(267,636)		(32,875)
Equity	(314,286)		(304,347)	¥ (227,682)	$ (45,711)	¥ (231,216)
Revenue	290,877	$ 42,306	274,829	274,197
Net income for the year	10,257	1,492	1,850	630
Total comprehensive income for the year	10,012	1,456	1,620	267
Interest income	1,712	249	1,647	1,160
Interest expense	(1,625)	(236)	(5,734)	(5,017)
Income tax expense	(2,824)	$ (411)	(743)	¥ (154)
Merchants Union Consumer Finance Company Limited [member]
Disclosure of joint ventures [line items]
Assets	74,748		46,980
Liabilities	(66,854)		(42,339)
Equity	(7,894)		(4,641)
Revenue	6,956		4,163
Net income for the year	1,253		1,189
Total comprehensive income for the year	1,253		1,189
Interest income	9,887		5,593
Interest expense	(3,079)		(1,516)
Income tax expense	(391)		(383)
Reconciled to the Group's interests in the joint venture:
Net assets of the joint venture	¥ 7,894		¥ 4,641
The Group's effective interest	50.00%	50.00%	50.00%
Carrying amount in the consolidated financial statements	¥ 3,947		¥ 2,321